Notes Payable (Details) (USD $)	12 Months Ended
Jun. 30, 2014
Line of Credit Facility [Line Items]
Maximum amount borrowed during the period	$ 691,000
Branch Banking and Trust Company [Member]
Line of Credit Facility [Line Items]
Permitted borrowings	$ 40,000,000
Basis spread on variable rate	1.15%
Annual cost of unused bank line of credit percentage (in hundredths)	0.125%